Norway Acquisition (Narrative) (Details) - Norway Acquisition [Member]	1 Months Ended
	May 31, 2018 USD ($)	Mar. 31, 2021	May 31, 2018 $ / shares	May 31, 2018 NOK (kr) Share shares	May 31, 2018 USD ($) Share shares
Disclosure of detailed information about business combination [Line Items]
Cash paid				kr 55,576,560	$ 6,902,498
Number of common shares issued | Share				4,750,000	4,750,000
Number of warrants exercisable | Share				1,250,000	1,250,000
Warrants exercisable, price per share | $ / shares			$ 1.24
Term for warrants exercisable	5 years
Transaction costs	$ 428,127
Warrants exercisable upon completion of milestones | shares				850,000	850,000
Number of remaining warrants with no vesting conditions | shares				400,000	400,000
Fair value of warrants					$ 715,041
Expected volatility of warrants	94.26%
Expected life of warrants	2 years 10 months 9 days
Expected dividend yield	0.00%
Interest rate of warrants	2.30%
Loans payable					2,751,081
Long-term debt				kr 20,915,000	2,559,599
Accrued interest				kr 1,235,764	$ 191,482
Borrowings, interest rate		9.00%		6.00%	6.00%
Land development rights					$ 15,002,728